Investments	12 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS

NOTE 8 – INVESTMENTS

On December 25, 2020, the Company and an individual investor established Palpito Co., Ltd. (“Palpito”), a stock company incorporated in Japan pursuant to the laws of Japan with a registered capital of ¥61.0 million ($577,792). The Company owns 40% of Palpito and the registered capital was fully injected on December 31, 2020. Palpito is a retailer of art toys and focuses on selling artworks made by Japanese artists to both Japan and overseas markets. The investment is accounted for using the equity method because the Company has significant influence, but no control of Palpito. The Company recorded a loss of $145,828, $29,242, and $nil for the year ended March 31, 2022, 2021, and 2020, respectively, from the investments, which is included in “loss from equity method investment” in the consolidated statements of income and comprehensive income (loss).

The Company’s investment in unconsolidated entity consists of the following:

	March 31, 2022	March 31, 2021

Palpito	$168,509	$333,357
Total investment	$168,509	$333,357

Summarized financial information of unconsolidated entity is as follows:

	March 31, 2022	March 31, 2021

Current assets	$659,862	$1,150,220
Noncurrent assets	540,393	366,435
Current liabilities	75,957	300,574
Noncurrent liabilities	703,025	382,688

	For the Years Ended March 31,
	2022	2021	2020

Net sales	$2,404,172	$148,252	$-
Gross profit	328,249	7,315	-
Loss from operations	(355,711)	(72,682)	-
Net loss	(364,569)	(73,106)	-